T. ROWE PRICE Emerging Markets Discovery Stock Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.3%
Common Stocks 1.3%
Grupo Financiero Galicia, ADR (USD)  389,700 11,290
Tenaris (EUR)  3,024,698 47,992
Total Argentina (Cost $38,569) 59,282
BRAZIL 6.5%
Common Stocks 5.6%
Banco BTG Pactual  11,709,400 67,282
Embraer (1) 10,496,300 81,541
Klabin  12,173,590 47,307
Multiplan Empreendimentos Imobiliarios  11,834,700 50,237
246,367
Preferred Stocks 0.9%
Banco Bradesco  18,118,200 39,785
39,785
Total Brazil (Cost $247,144) 286,152
CHILE 1.7%
Common Stocks 1.7%
Banco de Chile  626,279,378 74,645
Total Chile (Cost $60,813) 74,645
CHINA 24.2%
Common Stocks 17.8%
Alibaba Group Holding (HKD)  14,821,700 145,849
Baidu, Class A (HKD) (1) 5,034,914 55,825
China Resources Gas Group (HKD)  10,489,600 35,599
China Resources Land (HKD)  16,626,500 49,698
KE Holdings, ADR (USD)  6,190,482 85,738
Kuaishou Technology (HKD) (1) 7,551,500 42,294
Silergy (TWD)  5,080,000 70,234
Sunny Optical Technology Group (HKD)  5,258,700 29,491
Tongcheng Travel Holdings (HKD)  36,040,000 62,748
Trip.com Group (HKD) (1) 1,687,950 72,062
Tsingtao Brewery, Class H (HKD) (2) 9,090,000 58,072

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Yangzijiang Shipbuilding Holdings (SGD)  42,098,900 84,882
792,492
Common Stocks - China A Shares 6.4%
Bank of Ningbo, A Shares (CNH)  18,090,767 53,873
China Oilfield Services, A Shares (CNH)  28,663,074 59,916
Fuyao Glass Industry Group, A Shares (CNH)  7,760,189 48,400
Sany Heavy Industry, A Shares (CNH)  27,159,757 60,713
Wanhua Chemical Group, A Shares (CNH)  3,927,672 42,177
Weichai Power, A Shares (CNH)  9,444,440 18,076
283,155
Total China (Cost $1,090,990) 1,075,647
HONG KONG 1.0%
Common Stocks 1.0%
Galaxy Entertainment Group  10,655,000 44,793
Total Hong Kong (Cost $58,937) 44,793
HUNGARY 1.9%
Common Stocks 1.9%
OTP Bank  1,614,021 82,737
Total Hungary (Cost $54,550) 82,737
INDIA 14.6%
Common Stocks 14.6%
Ashok Leyland  21,194,434 65,228
Hindalco Industries  8,762,012 70,285
ICICI Bank  7,635,906 111,305
Indraprastha Gas  10,903,935 71,501
Reliance Industries  3,019,454 108,859
Shree Cement  215,509 71,507
Shriram Finance  2,443,129 85,714
Tech Mahindra  3,496,381 65,128
Total India (Cost $415,036) 649,527
INDONESIA 2.3%
Common Stocks 2.3%
Bank Rakyat Indonesia Persero  302,518,607 87,047

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Semen Indonesia Persero  61,566,600 14,815
Total Indonesia (Cost $93,685) 101,862
MALAYSIA 2.7%
Common Stocks 2.7%
CIMB Group Holdings  42,621,025 68,915
Tenaga Nasional  17,125,600 52,506
Total Malaysia (Cost $86,851) 121,421
MEXICO 3.6%
Common Stocks 3.6%
Gruma, Class B  2,811,999 52,767
Grupo Aeroportuario del Pacifico, ADR (USD)  248,801 39,806
Grupo Mexico, Series B  11,620,756 65,323
Total Mexico (Cost $99,588) 157,896
NETHERLANDS 2.0%
Common Stocks 2.0%
Prosus (ZAR)  2,481,510 86,559
Total Netherlands (Cost $78,546) 86,559
POLAND 1.3%
Common Stocks 1.3%
Powszechny Zaklad Ubezpieczen  4,570,406 55,970
Total Poland (Cost $33,155) 55,970
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (3) 27,929,000 —
Novatek (3) 1,864,000 —
Total Russia (Cost $88,007) —
SAUDI ARABIA 4.4%
Common Stocks 4.4%
Saudi Awwal Bank  7,578,345 79,294

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Saudi Basic Industries  2,469,025 51,849
Saudi National Bank  6,535,069 66,033
Total Saudi Arabia (Cost $186,329) 197,176
SOUTH AFRICA 2.6%
Common Stocks 2.6%
FirstRand  15,393,985 69,172
Foschini Group  2,832,666 20,928
Kumba Iron Ore  1,062,747 23,212
Total South Africa (Cost $96,915) 113,312
SOUTH KOREA 13.7%
Common Stocks 13.7%
CJ CheilJedang  191,274 54,008
HL Mando  1,089,222 31,072
Hyundai Motor  484,589 88,316
Samsung Electronics  4,704,580 290,095
Samsung Life Insurance  925,123 65,291
SK Hynix  560,734 80,422
Total South Korea (Cost $532,231) 609,204
TAIWAN 7.7%
Common Stocks 7.7%
ASE Technology Holding  11,119,000 51,893
Bizlink Holding  716,414 8,363
Hon Hai Precision Industry  15,614,000 95,791
MediaTek  2,630,000 100,164
Taiwan Semiconductor Manufacturing  2,876,000 83,897
Total Taiwan (Cost $240,782) 340,108
THAILAND 3.3%
Common Stocks 3.3%
Bangkok Dusit Medical Services, Class F  37,708,100 27,769
SCB X  17,212,600 49,793
True, NVDR (1) 260,442,000 67,822
Total Thailand (Cost $129,158) 145,384

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.8%
Common Stocks 0.8%
ADNOC Drilling  30,962,691 37,106
Total United Arab Emirates (Cost $33,661) 37,106
UNITED STATES 1.3%
Common Stocks 1.3%
Cognizant Technology Solutions, Class A  748,484 56,645
Total United States (Cost $55,745) 56,645
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 5.36% (4)(5) 124,860,645 124,861
Total Short-Term Investments (Cost $124,861) 124,861
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.36% (4)(5) 297,000 297
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 297
Total Securities Lending Collateral (Cost $297) 297
Total Investments in Securities  99.7%
(Cost $3,845,850) $ 4,420,584
Other Assets Less Liabilities 0.3% 15,478
Net Assets 100.0% $ 4,436,062
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2024.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield

T. ROWE PRICE Emerging Markets Discovery Stock Fund

.
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.
.
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.
.
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(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
SGD Singapore Dollar
TWD Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 3,211++
Totals $ —# $ — $ 3,211+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 135,123  ¤  ¤ $ 125,158
Total $ 125,158^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,211 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $125,158.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Emerging Markets Discovery Stock Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F34-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 193,479 $ 4,062,162 $ — $ 4,255,641
Preferred Stocks — 39,785 — 39,785
Short-Term Investments 124,861 — — 124,861
Securities Lending Collateral 297 — — 297
Total $ 318,637 $ 4,101,947 $ — $ 4,420,584